VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reserve for bad debts and allowances [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balances at beginning of period	$ 2,735	$ 1,687	$ 1,357
Charged to costs and expenses	1,657	1,665	991
Charged to other accounts
Charged to income	1,593	617	661
Charged to other accounts
Balances at end of period	2,799	2,735	1,687
Valuation allowances on deferred tax assets [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balances at beginning of period	152,062	201,376	152,115
Charged to costs and expenses	597	22,998	49,261
Charged to other accounts
Charged to income		65,572
Charged to other accounts		6,740
Balances at end of period	$ 152,659	$ 152,062	$ 201,376